Victory Fund for Income Investment Strategy - Class A Class C Class I Class R Class R6 Class Y [Member] - Victory Fund for Income	Jun. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Adviser pursues the Fund’s investment objective by investing primarily in securities issued by the U.S. government and its agencies or instrumentalities.Under normal circumstances, the Fund primarily invests in:◼Mortgage-backed obligations and collateralized mortgage obligations (“CMOs”) issued by the Government National Mortgage Association (“GNMA”), with an average effective maturity ranging from 2 to 10 years.◼Obligations issued or guaranteed by the U.S. government or by its agencies or instrumentalities with a dollar-weighted average maturity normally less than 5 years.The goal of the Fund’s strategy is to provide high, reliable income by investing in securities backed 100% by the full faith and credit of the U.S. government. Portfolio construction consists of three factor-driven layers: (1) top-down, macro-economic; (2) mid-level, relative value; and (3) bottom-up, borrower characteristics. The greatest emphasis will generally be on the bottom-up factor, but the relative weightings of the three layers can and will vary over time, as each factor is reflective of the broad economic environment. The Adviser's sell discipline is driven by actual borrower prepayments, where bonds that exhibit either erratic or consistently fast prepayment speeds are sold first.The Fund may purchase or sell securities on a when-issued, to-be-announced or delayed delivery basis.The Fund’s average effective maturity is based on the value of a Fund's investments in securities with different maturity dates. This measures the sensitivity of the Fund to changes in interest rates. The value of a long-term debt security is more sensitive to interest rate changes than the value of a short-term security.There is no limitation on the maturity of any specific security the Fund may purchase, and the Fund may sell any security before it matures.